Regulatory Matters - Schedule of Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 leverage	$ 1,079,726	$ 824,676	$ 749,224
Common equity tier 1 (CET1)	1,042,920	793,268	723,753
Tier 1 risk-based capital	1,079,726	824,676	749,224
Total risk-based capital	1,273,724	1,007,011	927,988
Tier 1 leverage	388,553	371,052	325,656
Common equity tier 1 (CET1)	434,801	403,718	375,218
Tier 1 risk-based capital	579,734	538,290	500,291
Total risk-based capital	$ 772,979	$ 717,720	$ 667,054
Tier 1 leverage	11.10%	8.90%	9.20%
Common equity tier 1 (CET1)	10.80%	8.80%	8.70%
Tier 1 risk-based capital	11.20%	9.20%	9.00%
Total risk-based capital	13.20%	11.20%	11.10%
Tier 1 leverage	4.00%	4.00%	4.00%
Common equity tier 1 (CET1)	4.50%	4.50%	4.50%
Tier 1 risk-based capital	6.00%	6.00%	6.00%
Total risk-based capital	8.00%	8.00%	8.00%
Cadence Bank
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 leverage	$ 1,181,066	$ 1,035,972	$ 963,296
Common equity tier 1 (CET1)	1,132,506	989,990	922,610
Tier 1 risk-based capital	1,181,066	1,035,972	963,296
Total risk-based capital	1,301,129	1,144,519	1,068,487
Tier 1 leverage	388,516	370,836	324,857
Common equity tier 1 (CET1)	434,726	403,578	374,271
Tier 1 risk-based capital	579,635	538,105	499,028
Total risk-based capital	772,846	717,473	665,371
Tier 1 leverage	485,645	463,546	406,071
Common equity tier 1 (CET1)	627,938	583,248	540,614
Tier 1 risk-based capital	772,846	717,844	665,371
Total risk-based capital	$ 966,058	$ 897,305	$ 831,714
Tier 1 leverage	12.20%	11.20%	11.90%
Common equity tier 1 (CET1)	11.70%	11.00%	11.10%
Tier 1 risk-based capital	12.20%	11.50%	11.60%
Total risk-based capital	13.50%	12.80%	12.90%
Tier 1 leverage	4.00%	4.00%	4.00%
Common equity tier 1 (CET1)	4.50%	4.50%	4.50%
Tier 1 risk-based capital	6.00%	6.00%	6.00%
Total risk-based capital	8.00%	8.00%	8.00%
Tier 1 leverage	5.00%	5.00%	5.00%
Common equity tier 1 (CET1)	6.50%	6.50%	6.50%
Tier 1 risk-based capital	8.00%	8.00%	8.00%
Total risk-based capital	10.00%	10.00%	10.00%